Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net income	$ 123,088	$ 60,551
Other comp. income (loss) net of tax:
Unrealized loss on investments available for sale, net of income tax effect of ($275) and $0	(739)	0
Deferred compensation liability, net of tax effect $0 and ($14)	0	24
Comprehensive income	122,349	60,575
Less comp. income attributable to noncontrolling interest	(1,384)	18,801
Comprehensive income attributable to the Company	$ 123,733	$ 41,774